Per Share Data (Tables)	12 Months Ended
Dec. 31, 2012
Per Share Data [Abstract]
Schedule of earnings per share reconciliation [Table Text Block]

Earnings per share data and dividends declared per share of common stock were as follows for the years ended December 31, 2012 and 2011, and for the period from May 1 through December 31, 2010:

	Year Ended				May 1 through
	December 31, 2012		December 31, 2011		December 31, 2010
	Continuing	Discontinued	Continuing	Discontinued	Continuing	Discontinued
Millions of dollars	Operations	Operations	Operations	Operations	Operations	Operations
Basic:
Net income (loss)	$2,858	$(24)	$2,472	$(332)	$1,561	$19
Less: net loss attributable to
non-controlling interests	14	0	7	0	7	0
Net income (loss) attributable
to the Company shareholders	2,872	(24)	2,479	(332)	1,568	19
Net income attributable to
participating securities	(3)	0	(14)	2	(10)	0
Net income (loss) attributable
to ordinary shareholders	$2,869	$(24)	$2,465	$(330)	$1,558	$19

Diluted:
Net income (loss)	$2,858	$(24)	$2,472	$(332)	$1,561	$19
Less: net loss attributable to
non-controlling interests	14	0	7	0	7	0
Net income (loss) attributable
to the Company shareholders	2,872	(24)	2,479	(332)	1,568	19
Net income attributable to
participating securities	(3)	0	(14)	2	(10)	0
Net income (loss) attributable
to ordinary shareholders	$2,869	$(24)	$2,465	$(330)	$1,558	$19

Millions of shares
Basic weighted average common
stock outstanding	573	573	568	568	564	564
Effect of dilutive securities:
MTI	1	1	1	1	0	0
Stock options	3	3	3	3	0	0
Potential dilutive shares	577	577	572	572	564	564

Earnings (loss) per share:
Basic	$5.01	$(0.04)	$4.34	$(0.58)	$2.76	$0.03
Diluted	$4.96	$(0.04)	$4.32	$(0.58)	$2.75	$0.03

Millions of shares
Anti-dilutive stock options and
warrants	0.0	0.0	1.0	1.0	11.5	11.5
Participating securities	3.0	3.0	3.6	3.6	3.7	3.7

Dividends declared per share of
common stock	$4.20	$0.00	$5.05	$0.00	$0.00	$0.00